Subsequent Events (Notes)	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events [Text Block]	Subsequent Events
Gryphon Escrow Shares
In March 2022, in connection with the Merger Agreement, the Company issued into escrow 850,000 common shares with a fair value of $1.2 million, which will be released to Gryphon if the merger transaction is not consummated.
SPAC Sponsor Loan to MEOA
In February and March 2022, the Company’s subsidiary, SPAC Sponsor, in connection with the MEOA Commitment Agreement, entered into promissory notes with MEOA for a loan in the aggregate amount of $337,000. Such loan is payable upon consummation of MEOA’s initial business combination, without interest, or, at the SPAC Sponsor’s discretion, would be convertible into warrants of MEOA at a price of $1.00 per warrant. If MEOA does not complete a business combination such loan would be forgiven.
Financial Advisory Services
In December 2021, the Company entered into a consulting agreement with PGP Capital Advisors. (“PGP”) which was amended on February 7, 2022, to provide financial advisory services (as amended, the “PGP Consulting Agreement”). As compensation for PGP’s services to be provided pursuant to the PGP Consulting Agreement, on February 7, 2022, the Company issued to PGP (i) 100,000 common shares with a fair value of $0.2 million, (ii) 100,000 warrants to purchase up to 100,000 common shares at an exercise price of $4.00 per share, (iii) 100,000 warrants to purchase up to 100,000 common shares at an exercise price of $5.00 per share, and (iv) 100,000 warrants to purchase up to 100,000 common shares at an exercise price of $6.00 per share. The warrants are immediately exercisable and expire five years from the issuance date.
Waxahachie Lease
In January 2022, the Company entered into a lease agreement for administrative offices and research facilities located in Waxahachie, Texas (the “Waxahachie Lease”) for approximately 3,600 square feet. The Waxahachie Lease occupancy will begin upon completion of certain tenant improvements, which are included in the Waxahachie Lease for up to $146,880, and has a term of five years. Occupancy is expected by June 2022. The Company will also pay a pro rata share of operating costs, insurance costs, utilities and real property taxes.